Note 6 - Acquisition-related Items	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Business Combination Disclosure Acquisition Related Items [Text Block]

6.           Acquisition-related items

	Year ended December 31,
	2024	2023
Transaction costs	$25,937	$14,148
Contingent consideration fair value adjustments (note 22)	(10,977)	(17,698)
Contingent consideration compensation expense / (recovery) (note 4)	(42,762)	50,646
	$(27,802)	$47,096

Contingent consideration compensation expense and contingent consideration fair value adjustments relate to acquisitions made in the current year as well as the preceding five years. $1,072 of the ($42,762) of contingent consideration compensation expense recognized during the year ended December 31, 2024 was associated with 2024 acquisitions.